COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2021
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

21.  COMMITMENTS AND CONTINGENCIES

(a)Capital commitments

As of December 31, 2021, the Group had no capital commitment.

(b)   Legal proceedings

From time to time, the Group is involved in claims and legal proceedings that arise in the ordinary course of business. The Group records a liability when it is both probable that a liability has been incurred and the amount of the loss can be reasonably estimated. The Group made adequate disclose of contingency loss of which an unfavorable outcome of legal proceeding is determined to be reasonably possible but not probable, or if the amount of loss cannot be reasonably estimated.

U.S. Department of Justice Investigation (the “DOJ”)

The Group was contacted by the U.S. Attorney’s Office for the Southern District of New York (“SDNY”) following the Group’s public disclosure on April 2, 2020 relating to the Fabricated Transactions. The SDNY indicated that it had commenced an investigation into the Fabricated Transactions. The Group has been in regular contact with the SDNY regarding its investigation including apprising the SDNY of the relevant Chinese laws that restrict the Group from providing evidence and information without prior approval from the Chinese Ministry of Justice. The Group is committed to cooperating with the DOJ to the extent permissible under the applicable PRC laws. The Group cannot predict the outcome or the duration of this investigation or any other legal proceedings or any enforcement actions or other remedies that may be imposed on the Group arising out of this investigation. No liability or loss was recognized as of December 31, 2020 and 2021 and for the year then ended.

Ministry of Finance Investigation

On May 6, 2020, the Ministry of Finance of the PRC initiated its investigation into the accounting information of two entities of the Group. On July 31, 2020, the Ministry of Finance of the PRC announced its investigation has been substantially completed. The Ministry of Finance of the PRC further announced that they would impose and publish its relevant penalty decision to the Group in due course. The Group cannot predict the outcome or the duration of this investigation or any other legal proceedings or any enforcement actions or other remedies that may be imposed on the Group arising out of this investigation. No liability or loss was recognized as of December 31, 2020 and 2021 and for the year then ended.

21.  COMMITMENTS AND CONTINGENCIES (CONTINUED)

(b)   Legal proceedings (continued)

U.S. Class Action

On February 13, 2020, April 2, 2020, April 8, 2020, and April 10, 2020, putative securities class action complaints were filed in the United States District Court for the Eastern and Southern Districts of New York against the Company, certain of its current and former directors and executives, and the underwriters of the Company’s initial public offering and follow-on offering. These lawsuits have been consolidated in the Southern District of New York, and is captioned In re Luckin Coffee Inc. Securities Litigation, 1:20-cv-01293 (S.D.N.Y.) (the “Federal Class Action”). On June 12, 2020, the court appointed co-lead plaintiffs (the “Federal Lead Plaintiffs” ) pursuant to the Private Securities Litigation Reform Act of 1995 and ordered the lawsuits consolidated. A consolidated class action complaint was filed on September 24, 2020 that alleges, among other things, that the Company made false and misleading statements and material omissions in its prior registration statements and other public statements by failing to disclose the Fabricated Transactions disclosed in the Company’s April 2, 2020 announcement, and the impact of those Fabricated Transactions on the Company’s financial statements. The consolidated class action complaint variously alleges violations of Sections 10(b) and 20(a) of the Securities Exchange Act of 1934, Rule 10b-5 of the Securities Exchange Act of 1934, and Sections 11 and 15 of the Securities Act for a putative class period between May 17, 2019 to April 1, 2020. On March 5, 2021, the court entered a Stipulation and Order provisionally certifying the class for settlement purposes. On March 30, 2021, the United States Bankruptcy Court for the Southern District of New York (the “U.S. Bankruptcy Court”) issued an order in the case (the “Chapter 15 Case”) commenced with respect to the Company under chapter 15 of title 11 of the United States Code (the “U.S. Bankruptcy Code”) recognizing the Company’s provisional liquidation proceeding in the Cayman Court with proceeding number FSD 157 of 2020 (the “Cayman Proceeding”) as a foreign main proceeding. This order also imposed an automatic stay of litigation in the territorial jurisdiction of the United States against the Company and its assets in the territorial jurisdiction of the United States, to the extent provided in the U.S. Bankruptcy Code and for the duration of the Chapter 15 Case. The Chapter 15 Case was closed – at the request of the JPLs, in coordination with the Company – on April 8, 2022. On July 6, 2021, the court entered an order regarding dissemination of class notice. Notice was disseminated to the class and the deadline to opt out of the class action was September 17, 2021. On September 20, 2021, the Company entered into binding term sheets with the Federal Lead Plaintiffs, on behalf of the provisional certified class to settle the Federal Class Action, and on October 20, 2021, the Company and the Federal Lead Plaintiffs entered into a Stipulation and Agreement of Settlement (“Federal Settlement Agreement”). On October 26, 2021, the court issued an order preliminarily approving the settlement and scheduling the final settlement hearing for July 22, 2022. The deadline for members of the class to file objections is June 24, 2022. The class settlement amount is US$175,000. Upon the date of issuance of 2021 Form 20-F, the class settlement is contingent on the Company funding the settlement amount and final approval by the federal court.

21.  COMMITMENTS AND CONTINGENCIES (CONTINUED)

(b)   Legal proceedings (continued)

On May 26, 2020, June 18, 2020, and June 23, 2020, putative securities class actions complaints were filed in the Supreme Court of the State of New York, County of New York, against the Company, certain of its current and former directors and executives, and the underwriters of the Company’s initial public offering and follow-on offering. The lawsuits variously alleged that the Company made false and misleading statements and material omissions in its prior registration statements and other public statements by failing to disclose the Fabricated Transactions disclosed in the Company’s April 2, 2020 announcement, and the impact of those Fabricated Transactions on the Company’s financial statements, in violation of Sections 11, 12 and 15 of the Securities Act. On October 16, 2020, the court appointed co-lead plaintiffs and consolidated the lawsuits under the caption In re Luckin Coffee Inc. Securities Litigation, 651939/2020 (N.Y. Sup. Ct.). A consolidated amended complaint was filed on December 23, 2020, adding claims against investment vehicles owned by former officers and directors of Luckin and Luckin’s agent for service of process, Cogency Global. The amended complaint also asserted claims under the Securities Act on behalf of a class of purchasers of convertible senior notes issued by Luckin in January 2020. On March 30, 2021, the U.S. Bankruptcy Court issued an order recognizing the Company’s Cayman Proceeding as a foreign main proceeding. This order also imposed an automatic stay of litigation in the territorial jurisdiction of the United States against the Company and its assets in the territorial jurisdiction of the United States, to the extent provided in the U.S. Bankruptcy Code and for the duration of the Chapter 15 Case. The Chapter 15 Case was closed – at the request of the JPLs, in coordination with the Company – on April 8, 2022. On December 21, 2021, the court issued an order staying the action, pending final approval of the Federal Class Action settlement. The named plaintiffs did not file a notice to opt-out of the Federal Class Action. On January 9, 2022, the Company reached an agreement in principle to settle the claims that have been or could be asserted on behalf of the Notes Class that is not being released pursuant to the Cayman Noteholder Scheme of Arrangement (or otherwise) (the “State Class Settlement”). The State Class Settlement is contingent on the negotiation and execution of a stipulation of settlement, customary approvals by the Board of Trustees of the named plaintiff, and approval of state court.

U.S. “Opt Out” Claims

The Company has also been named as a defendant in the following opt-out lawsuits alleging violations of U.S. securities laws: Kingstown Capital Management. v. Luckin Coffee, 1:20-cv-07029 (S.D.N.Y.), which seeks to recover over $22,000 in alleged losses; Lai Ye v. Luckin Coffee et al., 1:21-cv-2020 (S.D.N.Y.), who seeks to recover $4,000 in alleged losses; Nuveen Winslow Large-Cap Growth ESG Fund et al. v. Luckin Coffee et al., 655177/2020 (N.Y. Sup. Ct.), which seeks to recover over $100,000 in alleged losses; and Bequai v. Luckin Coffee, GV20019430-00 (Va. D. Ct., Fairfax Cty.), which seeks to recover $25 in losses. On March 30, 2021, the U.S. Bankruptcy Court issued an order recognizing the Company’s Cayman Proceeding as a foreign main proceeding. This order also imposed an automatic stay of litigation in the territorial jurisdiction of the United States against the Company and its assets in territorial jurisdiction of the United States, to the extent provided in the U.S. Bankruptcy Code and for the duration of the Chapter 15 Case. The Chapter 15 Case was closed – at the request of the JPLs, in coordination with the Company – on April 8, 2022.

On November 29, 2021, in the action Kingstown Capital Management. v. Luckin Coffee, 1:20-cv-07029 (S.D.N.Y.), which seeks to recover over $22,000 in alleged losses; and in the action Lai Ye v. Luckin Coffee et al., 1:21-cv-2020 (S.D.N.Y.), who seeks to recover $4,000 in alleged losses, the court issued an order extending Defendants’ time to respond to Plaintiffs’ complaint until 30 days after the resolution of the motion for final approval of the Federal Class Action settlement, or after the lifting of the automatic bankruptcy stay, whichever is earlier.

On December 7, 2021, in the action Nuveen Winslow Large-Cap Growth ESG Fund et al. v. Luckin Coffee et al., 655177/2020 (N.Y. Sup. Ct.), which seeks to recover over $100,000 in alleged losses, the court denied the Underwriter Defendants’ motions to dismiss. The Underwriter Defendants filed a notice of appeal of the court’s order on December 17, 2021.

For Bequai v. Luckin Coffee, GV20019430-00 (Va. D. Ct., Fairfax Cty.), which seeks to recover $25 in losses, the plaintiff did not file a notice to opt-out of the federal class action.

Certain individuals and institutions claiming to be ADS investors have made informal demands for the company to pay alleged losses resulting from the Fabricated Transactions disclosed on April 2, 2020, but have not commenced legal proceedings. In the aggregate, the investors that have made information demands have asserted losses in excess of $327,700.

21.  COMMITMENTS AND CONTINGENCIES (CONTINUED)

(b)   Legal proceedings (continued)

U.S. Derivative Action

The Company is a nominal defendant in a consolidated putative derivative action filed in the Supreme Court of the State of New York captioned In re Luckin Coffee Inc. Derivative Litigation, 652800/2020 (N.Y. Sup. Ct.). This action is stayed pending the court’s order resolving defendants’ motion to dismiss the complaint in the federal securities class action. On March 30, 2021, the U.S. Bankruptcy Court issued an order recognizing the Company’s Cayman Proceeding as a foreign main proceeding. This order also imposed an automatic stay of litigation in the territorial jurisdiction of the United States against the Company and its assets in the territorial jurisdiction of the United States, to the extent provided in the U.S. Bankruptcy Code and for the duration of the Chapter 15 Case. The Chapter 15 Case was closed – at the request of the JPLs, in coordination with the Company – on April 8, 2022.

On December 16, 2021, the court issued an order staying the case until the later of March 11, 2022, or otherwise agreed to by the parties. On March 17, 2022, the court issued an order staying the case until the earlier of 90 days after the entry of the order or 30 days after termination of the U.S. Bankruptcy Court proceeding.

Canadian Class Action

On or about April 14, 2020, an Application for Authorization to Bring a Class Action was filed against Luckin Coffee Inc. by Martin Banoon (the “Applicant”) in the Superior Court of Quebec file no. 500-06-001058-201. The Applicant seeks authorization to institute a class action on behalf of the proposed class members comprised of holders of Luckin Coffee’s ADS, as a result of Fabricated Transactions. At the request of the Applicant, the Superior Court of Quebec issued an order staying proceedings pending the Quebec Court of Appeal’s decision in an unrelated class action that is expected to address jurisdictional defenses similar to those that Luckin Coffee Inc. may raise in the Banoon class action. No liability or loss was recognized as of December 31, 2020 and 2021 and for the year then ended.

Cayman Bondholder Action

In May 2020, a group of bondholders commenced proceedings in the Cayman Court seeking to recover approximately US$155,000 of losses from the Company. By summons dated May 1, 2020, the bondholders applied ex parte for a worldwide freezing order (the “WFO”) against the Company, which order was granted by the Cayman Court on May 8, 2020. On July 1, 2020 to July 3, 2020 the Cayman Court heard the Company’s application to set aside the WFO. By order dated July 22, 2020, the Cayman Court discharged the WFO. The litigation was automatically stayed on the appointment of the JPLs on July 15, 2020 by operation of section 97 of the Companies Act. On August 12, 2020 the Cayman Court further ordered that the bondholders could seek to appeal the discharge order until 14 days after the discharge of the JPLs. As a result of the restructuring of Luckin’s liabilities under the Notes in January 2022, no further action can be taken in these proceedings (FSD 82 of 2020 (IKJ)), which will be discontinued. No liability or loss was recognized as of December 31, 2020 and 2021 and for the year then ended.

(c) Provision for U.S. securities litigation

The Company has been named as a defendant in various U.S. securities litigations described in “Note 21. Commitments And Contingencies – (b) legal proceedings. Where possible, the Company contests liability and/or the amount of damages appropriate in each pending matter. Where available information indicates that it is probable a liability had been incurred at the date of the financial statements and the Company can reasonably estimate the amount of that loss, the Company accrues a provision for that loss in accordance with relevant ASC 450. The Company recorded a provision for equity litigation of US$187,500 (approximately RMB1,226,119) in the year ended December 31, 2020, which was the global settlement amount that formed the basis of the Federal Class Settlement. The Company is recording an additional US$24,385 (approximately RMB155,314) in the year ended December 31, 2021. The Company’s estimate of probable losses from these litigations is based on either the amount of a settlement (if a settlement has been reached), the Company’s most recent offer made to a claimant (if no settlement has been reached but settlement negotiations have begun), or the implied recovery represented by the Federal Class Action settlement (where no settlement negotiations have begun). The actual loss could be greater or smaller than the Company’s current estimate.